Net Loss Per Share Attributable to Common Stockholders - Dilutive Securities (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share Abstract
Potentially dilutive securities excluded from the computation of weighted average common shares outstanding	1,611,321	1,915,709	1,905,214	9,450,949	6,100,850
Potentially dilutive securities excluded from the computation of diluted weighted average common shares outstanding	1,611,321	1,915,709	1,905,214	9,450,949	6,100,850
Convertible preferred stock
Earnings Per Share Abstract
Potentially dilutive securities excluded from the computation of weighted average common shares outstanding			0	7,921,490	5,599,939
Potentially dilutive securities excluded from the computation of diluted weighted average common shares outstanding			0	7,921,490	5,599,939
Stock options
Earnings Per Share Abstract
Potentially dilutive securities excluded from the computation of weighted average common shares outstanding			1,905,214	1,529,459	500,911
Potentially dilutive securities excluded from the computation of diluted weighted average common shares outstanding			1,905,214	1,529,459	500,911